Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 51.2%
1,629,447	Fannie Mae 2004-28 PZ, 6.000%, 05/25/2034	$2,124,078	0.2
2,591,021	Fannie Mae 2004-88 ZC, 6.500%, 12/25/2034	3,163,885	0.3
8,110,332	Fannie Mae 2005-17 B, 6.500%, (US0001M + 6.500%), 03/25/2035	9,458,780	0.9
2,511,842	Fannie Mae 2005-43 PZ, 6.000%, 05/25/2035	2,843,669	0.3
1,209,041	Fannie Mae 2007-60 ZB, 4.750%, 05/25/2037	1,343,125	0.1
6,088,043 (1)	Fannie Mae 2010-150 PS, 4.808%, (-1.000*US0001M + 6.600%), 12/25/2039	404,715	0.0
6,605,954 (1)	Fannie Mae 2010-95 SB, 4.808%, (-1.000*US0001M + 6.600%), 09/25/2040	949,239	0.1
4,868,540	Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	5,484,963	0.5
9,192,122 (1)	Fannie Mae 2012-148 HI, 3.500%, 05/25/2042	1,060,491	0.1
28,973,798 (1)	Fannie Mae 2012-148 IM, 3.000%, 01/25/2028	2,162,315	0.2
272,258 (2)	Fannie Mae REMIC Trust 2002-W1 3A, 4.115%, 04/25/2042	277,551	0.0
1,217,669 (2)	Fannie Mae REMIC Trust 2002-W6 3A, 4.606%, 01/25/2042	1,243,465	0.1
1,425,984	Fannie Mae REMIC Trust 2003-16 CX, 6.500%, 03/25/2033	1,631,498	0.2
3,115,664	Fannie Mae REMIC Trust 2003-34 LN, 5.000%, 05/25/2033	3,382,218	0.3
130,217	Fannie Mae REMIC Trust 2004-61 SH, 16.823%, (-3.998*US0001M + 23.988%), 11/25/2032	190,903	0.0
3,774,675 (2)	Fannie Mae REMIC Trust 2004-W11 2A, 4.384%, 03/25/2043	3,759,677	0.3
3,233,541	Fannie Mae REMIC Trust 2004-W3 A8, 5.500%, 05/25/2034	3,586,436	0.3
881,586 (1)	Fannie Mae REMIC Trust 2005-17 ES, 4.958%, (-1.000*US0001M + 6.750%), 03/25/2035	102,221	0.0
777,115	Fannie Mae REMIC Trust 2005-59 NQ, 12.395%, (-2.500*US0001M + 16.875%), 05/25/2035	975,270	0.1
801,896	Fannie Mae REMIC Trust 2005-88 ZC, 5.000%, 10/25/2035	882,027	0.1
216,546	Fannie Mae REMIC Trust 2006-115 ES, 19.392%, (-4.000*US0001M + 26.560%), 12/25/2036	320,670	0.0
1,567,579 (1)	Fannie Mae REMIC Trust 2006-36 SP, 4.908%, (-1.000*US0001M + 6.700%), 05/25/2036	227,891	0.0
4,272,437 (1)	Fannie Mae REMIC Trust 2006-79 SH, 4.658%, (-1.000*US0001M + 6.450%), 08/25/2036	902,942	0.1
338,181 (2)	Fannie Mae REMIC Trust 2009-12 LK, 10.132%, 03/25/2039	385,463	0.0
1,861,549	Fannie Mae REMIC Trust 2009-66 XA, 5.500%, 12/25/2035	2,277,153	0.2
5,396,122	Fannie Mae REMIC Trust 2010-155 JC, 4.000%, 12/25/2039	5,598,162	0.5
5,084,839	Fannie Mae REMIC Trust 2010-2 LC, 5.000%, 02/25/2040	5,793,639	0.5
1,813,783	Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	2,033,731	0.2
7,865,617 (1)	Fannie Mae REMIC Trust 2012-128 VS, 4.458%, (-1.000*US0001M + 6.250%), 06/25/2042	965,416	0.1
6,099,910 (1)	Fannie Mae REMIC Trust 2012-142 BI, 3.000%, 11/25/2027	419,706	0.0
3,623,097 (1)	Fannie Mae REMIC Trust 2012-154 PI, 4.000%, 05/25/2042	470,543	0.0
2,812,007 (1)	Fannie Mae REMIC Trust 2012-68 SD, 4.908%, (-1.000*US0001M + 6.700%), 06/25/2032	436,534	0.0
3,457,000	Fannie Mae REMIC Trust 2012-97 PC, 3.500%, 09/25/2042	3,702,507	0.3
1,133,419 (1)	Fannie Mae REMIC Trust 2013-13 PI, 3.500%, 04/25/2042	119,444	0.0
3,358,819 (1)	Fannie Mae REMIC Trust 2013-54 ID, 3.000%, 01/25/2033	331,275	0.0
447,596	Fannie Mae REMICS 2004-89 ES, 9.912%, (-1.850*US0001M + 13.228%), 08/25/2034	462,046	0.0
5,347 (4)	Fannie Mae REMICS 2006-44 P, 0.000%, 12/25/2033	4,814	0.0
1,000,000	Fannie Mae REMICS 2010-87 PL, 4.000%, 06/25/2040	1,085,450	0.1
2,485,392	Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	2,760,081	0.3

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,566,478 (1)	Fannie Mae REMICS 2012-137 EI, 3.000%, 12/25/2027	385,344	0.0
9,981,033	Fannie Mae REMICS 2012-17 QZ, 4.000%, 03/25/2042	10,660,991	1.0
2,500,000	Fannie Mae REMICS 2012-40 MY, 3.500%, 04/25/2042	2,672,157	0.2
3,381,820 (4)	Fannie Mae REMICS 2013-135 PO, 0.000%, 01/25/2044	2,929,508	0.3
1,218,053	Fannie Mae REMICS 2013-55 VZ, 3.000%, 06/25/2043	1,235,807	0.1
19,349,527 (1)	Fannie Mae REMICS 2019-49 IG, 3.000%, 03/25/2033	1,544,073	0.1
5,878,198	Fannie Mae Series 2016-51 S, 4.128%, (-1.000*US0001M + 5.920%), 10/25/2043	6,196,112	0.6
2,685,375 (2)	Fannie Mae Trust 2004-W2 3A, 4.422%, 02/25/2044	2,787,089	0.3
2,591,631 (2)	Fannie Mae Trust 2004-W2 4A, 4.266%, 02/25/2044	2,679,112	0.2
1,931,557	Fannie Mae REMICS 2010-26 F, 2.562%, (US0001M + 0.770%), 11/25/2036	1,958,522	0.2
2,079,228	Fannie Mae REMICS 2010-39 FN, 2.622%, (US0001M + 0.830%), 05/25/2040	2,113,137	0.2
4,797,729	Fannie Mae REMICS 2017-22 DZ, 4.000%, 04/25/2047	5,243,457	0.5
2,681,422	Freddie Mac 3770 GA, 4.500%, 10/15/2040	3,017,118	0.3
2,967,297	Freddie Mac REMIC Trust 2005-S001 2A2, 1.858%, (US0001M + 0.150%), 09/25/2045	2,931,567	0.3
544,892	Freddie Mac REMIC Trust 2653 SC, 5.954%, (-0.500*US0001M + 6.800%), 07/15/2033	604,533	0.1
1,447,529	Freddie Mac REMIC Trust 2767 ZW, 6.000%, 03/15/2034	1,696,486	0.2
173,897	Freddie Mac REMIC Trust 3012 ST, 15.697%, (-3.600*US0001M + 21.960%), 04/15/2035	231,750	0.0
375,986	Freddie Mac REMIC Trust 3065 DC, 14.641%, (-3.000*US0001M + 19.860%), 03/15/2035	518,064	0.1
733,835	Freddie Mac REMIC Trust 3158 NE, 5.500%, 05/15/2036	826,900	0.1
4,701,906 (1)	Freddie Mac REMIC Trust 3181 TA, 0.500%, (-0.794*US0001M + 5.635%), 07/15/2036	103,296	0.0
403,320 (1)	Freddie Mac REMIC Trust 3507 IA, 5.500%, 09/15/2035	71,910	0.0
55,604 (1)	Freddie Mac REMIC Trust 3753 PS, 4.360%, (-1.000*US0001M + 6.100%), 06/15/2040	915	0.0
516,327	Freddie Mac REMIC Trust 3864 NT, 5.500%, (-9.167*US0001M + 60.500%), 03/15/2039	550,405	0.1
3,131,330	Freddie Mac REMIC Trust 3888 ZG, 4.000%, 07/15/2041	3,330,459	0.3
1,254,061 (1)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	101,474	0.0
3,085,433	Freddie Mac REMICS 3196 ZK, 6.500%, 04/15/2032	4,065,280	0.4
1,292,131	Freddie Mac REMICS 4097 ZA, 3.500%, 08/15/2042	1,348,515	0.1
6,540,000	Freddie Mac REMICS 4136 LU, 3.000%, 07/15/2032	6,684,801	0.6
1,237,235	Freddie Mac Series 4040 UZ, 5.000%, 05/15/2042	1,534,465	0.1
1,801,331 (2)	Freddie Mac Structured Pass-Through Certificates T-54 2A, 4.204%, 07/25/2033	1,838,378	0.2
1,140,249 (2)	Freddie Mac Structured Pass-Through Certificates T-54 4A, 4.202%, 02/25/2043	1,175,757	0.1
151,955 (1)	Freddie Mac-Ginnie Mae Series 21 SA, 6.208%, (-1.000*US0001M + 8.000%), 10/25/2023	14,211	0.0
957,329	Freddie Mac REMICS 3658 CZ, 5.000%, 04/15/2040	1,115,291	0.1
1,357,287	Ginnie Mae 2004-65 ZG, 5.500%, 07/20/2034	1,508,830	0.1
5,269,727	Ginnie Mae 2009-110 ZA, 5.500%, 11/16/2039	6,430,558	0.6
732,828	Ginnie Mae 2009-32 QZ, 5.500%, 05/16/2039	936,907	0.1
565,156	Ginnie Mae 2009-32 YZ, 7.000%, 05/16/2039	762,546	0.1
3,212,613	Ginnie Mae 2009-50 MZ, 6.000%, 07/16/2039	3,870,066	0.4
762,361	Ginnie Mae 2009-54 HZ, 5.000%, 07/20/2039	840,702	0.1
2,101,705	Ginnie Mae 2009-H01 FA, 2.915%, (US0001M + 1.150%), 11/20/2059	2,118,794	0.2

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,000,000	Ginnie Mae 2010-116 PB, 5.000%, 06/16/2040	2,335,996	0.2
3,939,725	Ginnie Mae 2010-125 BZ, 4.500%, 09/16/2040	4,307,689	0.4
5,270,820 (4)	Ginnie Mae 2011-70 PO, 0.000%, 05/16/2041	4,587,349	0.4
4,122,575 (1)	Ginnie Mae 2014-107 XS, 3.860%, (-1.000*US0001M + 5.600%), 07/16/2044	623,306	0.1
2,030,675 (1)	Ginnie Mae 2014-96 SQ, 3.860%, (-1.000*US0001M + 5.600%), 07/16/2044	307,643	0.0
3,580,131	Ginnie Mae 2015-H13 FG, 2.174%, (US0001M + 0.400%), 04/20/2065	3,569,091	0.3
22,956,525 (1)	Ginnie Mae 2016-120 IM, 3.500%, 07/20/2046	3,035,117	0.3
2,388,360 (1)	Ginnie Mae 2016-84 IO, 5.000%, 12/20/2040	170,398	0.0
21,066,876	Ginnie Mae 2016-H20 FB, 2.324%, (US0001M + 0.550%), 09/20/2066	21,073,116	1.9
1,608,893 (1)	Ginnie Mae 2018-78 IC, 4.000%, 02/20/2047	266,645	0.0
3,717,775	Ginnie Mae Series 2003-86 ZC, 4.500%, 10/20/2033	4,019,378	0.4
138,468	Ginnie Mae Series 2004-16 AE, 5.500%, 02/20/2034	155,850	0.0
1,302,174	Ginnie Mae Series 2004-17 MZ, 5.500%, 03/16/2034	1,426,614	0.1
860,663	Ginnie Mae Series 2004-28 CZ, 5.500%, 04/20/2034	960,470	0.1
417,174 (4)	Ginnie Mae Series 2004-37 OA, 0.000%, 04/17/2034	375,280	0.0
3,250,000	Ginnie Mae Series 2004-4 MG, 5.000%, 01/16/2034	3,575,803	0.3
3,454,924	Ginnie Mae Series 2004-81 Z, 5.000%, 10/20/2034	3,788,359	0.3
1,329,995 (1)	Ginnie Mae Series 2004-98 SA, 4.935%, (-1.000*US0001M + 6.700%), 11/20/2034	282,756	0.0
1,164,766	Ginnie Mae Series 2005-21 Z, 5.000%, 03/20/2035	1,280,414	0.1
338,565 (1)	Ginnie Mae Series 2005-25 SI, 6.000%, (-6.000*US0001M + 43.200%), 01/20/2034	55,168	0.0
895,226 (1)	Ginnie Mae Series 2005-7 AH, 5.030%, (-1.000*US0001M + 6.770%), 02/16/2035	152,698	0.0
1,040,801 (1)	Ginnie Mae Series 2005-73 IM, 5.500%, 09/20/2035	206,891	0.0
603,816	Ginnie Mae Series 2005-80 Z, 5.000%, 10/20/2035	671,532	0.1
305,228	Ginnie Mae Series 2005-91 UP, 10.821%, (-2.000*US0001M + 14.300%), 09/16/2031	364,212	0.0
8,081,765	Ginnie Mae Series 2006-10 ZT, 6.000%, 03/20/2036	9,453,272	0.9
1,829,154	Ginnie Mae Series 2006-17 TW, 6.000%, 04/20/2036	2,049,809	0.2
9,644,254 (1)	Ginnie Mae Series 2006-26 TB, 0.250%, (-1.000*US0001M + 6.500%), 06/20/2036	97,191	0.0
3,024,016	Ginnie Mae Series 2006-7 ZA, 5.500%, 02/20/2036	3,369,755	0.3
2,041,014 (1)	Ginnie Mae Series 2007-17 CI, 7.500%, 04/16/2037	540,655	0.1
43,839	Ginnie Mae Series 2007-37 S, 18.921%, (-3.667*US0001M + 25.300%), 04/16/2037	47,312	0.0
2,128,141 (4)	Ginnie Mae Series 2007-41 OL, 0.000%, 07/20/2037	1,866,385	0.2
125,303	Ginnie Mae Series 2007-45 PE, 5.500%, 07/16/2037	137,216	0.0
380,952	Ginnie Mae Series 2007-48 SY, 15.031%, (-3.000*US0001M + 20.250%), 08/16/2037	506,965	0.1
2,245,062 (1)	Ginnie Mae Series 2007-53 SC, 4.735%, (-1.000*US0001M + 6.500%), 09/20/2037	455,632	0.0
67,514	Ginnie Mae Series 2007-53 SW, 14.911%, (-3.000*US0001M + 20.205%), 09/20/2037	93,361	0.0
1,268,700	Ginnie Mae Series 2007-60 YZ, 5.500%, 10/20/2037	1,381,465	0.1
2,889,021	Ginnie Mae Series 2008-20 PZ, 6.000%, 03/20/2038	3,389,148	0.3
675,087 (1)	Ginnie Mae Series 2008-3 SA, 4.785%, (-1.000*US0001M + 6.550%), 01/20/2038	135,274	0.0
1,347,135 (1)	Ginnie Mae Series 2008-40 PS, 4.760%, (-1.000*US0001M + 6.500%), 05/16/2038	241,277	0.0
3,002,963 (1)	Ginnie Mae Series 2008-82 SA, 4.235%, (-1.000*US0001M + 6.000%), 09/20/2038	528,543	0.1

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,023,614 (1)	Ginnie Mae Series 2009-110 SA, 4.610%, (-1.000*US0001M + 6.350%), 04/16/2039	632,598	0.1
786,435	Ginnie Mae Series 2009-110 ZC, 4.500%, 11/16/2039	906,036	0.1
1,758,312	Ginnie Mae Series 2009-121 ZQ, 5.500%, 09/20/2039	1,954,942	0.2
1,029,000	Ginnie Mae Series 2009-31 BP, 5.000%, 05/20/2039	1,194,221	0.1
3,172,710	Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	3,506,345	0.3
2,959,588	Ginnie Mae Series 2009-34 Z, 4.500%, 05/16/2039	3,195,004	0.3
3,044,831	Ginnie Mae Series 2009-53 ZB, 6.000%, 07/16/2039	3,420,525	0.3
315,186 (1)	Ginnie Mae Series 2009-55 BI, 1.000%, (-25.000*US0001M + 162.500%), 06/16/2037	12,682	0.0
1,883,201	Ginnie Mae Series 2009-61 EZ, 7.500%, 08/20/2039	2,467,482	0.2
5,606,381	Ginnie Mae Series 2009-61 PZ, 7.500%, 08/20/2039	8,000,498	0.7
3,255,701	Ginnie Mae Series 2009-61 ZQ, 6.000%, 08/16/2039	4,279,634	0.4
2,080,227 (1)	Ginnie Mae Series 2009-66 QS, 4.335%, (-1.000*US0001M + 6.100%), 07/20/2039	252,326	0.0
1,062,652 (1)	Ginnie Mae Series 2009-77 SA, 4.410%, (-1.000*US0001M + 6.150%), 09/16/2039	187,994	0.0
3,509,975	Ginnie Mae Series 2009-77 ZB, 5.500%, 09/16/2039	4,026,965	0.4
987,955	Ginnie Mae Series 2009-87 WZ, 6.000%, 10/20/2039	1,336,647	0.1
600,034	Ginnie Mae Series 2009-92 DZ, 4.500%, 10/16/2039	684,578	0.1
1,411,649	Ginnie Mae Series 2009-98 MZ, 5.000%, 10/16/2039	1,705,277	0.2
2,410,583 (1)	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/2040	294,482	0.0
10,371,000	Ginnie Mae Series 2010-113 BE, 4.500%, 09/20/2040	11,571,097	1.0
1,957,550 (1)	Ginnie Mae Series 2010-116 NS, 4.910%, (-1.000*US0001M + 6.650%), 09/16/2040	329,920	0.0
200,885 (1)	Ginnie Mae Series 2010-130 KI, 5.500%, 09/16/2040	19,771	0.0
1,500,000	Ginnie Mae Series 2010-14 B, 4.500%, 02/16/2040	1,668,275	0.2
3,483,005	Ginnie Mae Series 2010-146 NL, 4.000%, 10/16/2039	3,652,194	0.3
1,542,032 (1)	Ginnie Mae Series 2010-158 SA, 4.285%, (-1.000*US0001M + 6.050%), 12/20/2040	268,240	0.0
80,471 (1)	Ginnie Mae Series 2010-165 IP, 4.000%, 04/20/2038	266	0.0
21,113,972 (1)	Ginnie Mae Series 2010-166 GS, 4.235%, (-1.000*US0001M + 6.000%), 12/20/2040	3,086,548	0.3
1,997,767 (1)	Ginnie Mae Series 2010-166 NI, 4.500%, 04/20/2039	171,342	0.0
2,483,053	Ginnie Mae Series 2010-169 AW, 4.500%, 12/20/2040	2,645,962	0.2
4,087,070	Ginnie Mae Series 2010-169 JZ, 4.000%, 12/20/2040	4,292,095	0.4
557,368 (1)	Ginnie Mae Series 2010-19 LI, 5.000%, 07/16/2039	56,285	0.0
2,100,000	Ginnie Mae Series 2010-31 BP, 5.000%, 03/20/2040	2,312,647	0.2
2,123,551 (1)	Ginnie Mae Series 2010-4 WI, 6.000%, 01/16/2040	386,003	0.0
5,448,849	Ginnie Mae Series 2010-42 VZ, 5.500%, 10/20/2039	6,388,861	0.6
1,816,681	Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/2040	1,971,438	0.2
331,499 (1)	Ginnie Mae Series 2010-9 SB, 4.735%, (-1.000*US0001M + 6.500%), 09/20/2038	4,784	0.0
5,172,702	Ginnie Mae Series 2010-H01 FA, 2.520%, (US0001M + 0.820%), 01/20/2060	5,199,305	0.5
6,596,982	Ginnie Mae Series 2010-H10 FB, 2.700%, (US0001M + 1.000%), 05/20/2060	6,673,891	0.6
7,293,870	Ginnie Mae Series 2010-H10 FC, 2.700%, (US0001M + 1.000%), 05/20/2060	7,363,996	0.7
422,783 (1)	Ginnie Mae Series 2011-123 QI, 5.000%, 05/20/2041	57,642	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,595,770 (1)	Ginnie Mae Series 2011-141 PS, 4.960%, (-1.000*US0001M + 6.700%), 06/16/2041	735,249	0.1
133,619	Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	147,359	0.0
310,622 (2)	Ginnie Mae Series 2011-169 BG, 5.436%, 04/16/2039	335,361	0.0
7,110,640	Ginnie Mae Series 2011-25 Z, 4.000%, 02/20/2041	7,587,497	0.7
1,863,394	Ginnie Mae Series 2011-59 QC, 4.000%, 12/20/2040	2,047,825	0.2
5,486,672 (1)	Ginnie Mae Series 2011-73 LS, 4.925%, (-1.000*US0001M + 6.690%), 08/20/2039	414,651	0.0
4,785,178	Ginnie Mae Series 2011-89 Z, 3.500%, 06/20/2041	5,019,494	0.5
1,383,819	Ginnie Mae Series 2011-H07 FA, 2.274%, (US0001M + 0.500%), 02/20/2061	1,383,007	0.1
2,287,219 (1)	Ginnie Mae Series 2012-102 TI, 4.000%, 08/20/2039	125,426	0.0
2,715,963 (1)	Ginnie Mae Series 2012-103 IC, 3.500%, 08/16/2040	218,898	0.0
666,416 (1)	Ginnie Mae Series 2012-124 MI, 4.000%, 03/20/2042	76,206	0.0
7,989,021 (1)	Ginnie Mae Series 2012-146 AI, 3.000%, 10/20/2037	544,395	0.1
607,105 (1)	Ginnie Mae Series 2012-34 MS, 4.960%, (-1.000*US0001M + 6.700%), 04/16/2041	86,772	0.0
109,507	Ginnie Mae Series 2012-43 MA, 4.000%, 10/20/2041	111,193	0.0
4,953,525 (1)	Ginnie Mae Series 2012-48 SA, 4.910%, (-1.000*US0001M + 6.650%), 04/16/2042	1,080,521	0.1
7,153,773 (1)	Ginnie Mae Series 2012-60 SG, 4.360%, (-1.000*US0001M + 6.100%), 05/16/2042	1,389,318	0.1
1,702,751 (1)	Ginnie Mae Series 2012-98 EI, 4.000%, 04/20/2041	210,521	0.0
2,103,047	Ginnie Mae Series 2012-H11 VA, 2.424%, (US0001M + 0.650%), 05/20/2062	2,110,535	0.2
22,771,210	Ginnie Mae Series 2012-H12 FB, 2.824%, (US0001M + 1.050%), 02/20/2062	22,997,310	2.1
3,065,521	Ginnie Mae Series 2012-H20 BA, 2.334%, (US0001M + 0.560%), 09/20/2062	3,066,676	0.3
7,000,000	Ginnie Mae Series 2013-147 BE, 4.000%, 12/20/2039	7,802,973	0.7
1,359,205	Ginnie Mae Series 2013-167 Z, 3.000%, 10/16/2043	1,377,175	0.1
1,900,000 (1)	Ginnie Mae Series 2013-186 UI, 2.500%, 11/20/2043	519,281	0.1
1,358,364 (1)	Ginnie Mae Series 2013-186 VI, 4.000%, 12/20/2042	191,907	0.0
6,706,842 (1)	Ginnie Mae Series 2013-20 LI, 4.500%, 12/16/2042	969,001	0.1
3,098,903 (1)	Ginnie Mae Series 2013-41 PI, 3.500%, 04/20/2040	168,274	0.0
2,726,743	Ginnie Mae Series 2013-H08 BF, 2.174%, (US0001M + 0.400%), 03/20/2063	2,715,808	0.2
3,735,661	Ginnie Mae Series 2013-H10 FT, 2.020%, (H15T1Y + 0.450%), 04/20/2063	3,731,856	0.3
4,086,095	Ginnie Mae Series 2013-H14 FC, 2.244%, (US0001M + 0.470%), 06/20/2063	4,080,474	0.4
1,012,590	Ginnie Mae Series 2013-H18 BA, 2.374%, (US0001M + 0.600%), 07/20/2063	1,013,891	0.1
3,327,509	Ginnie Mae Series 2013-H19 DF, 2.424%, (US0001M + 0.650%), 05/20/2063	3,331,005	0.3
3,081,276	Ginnie Mae Series 2013-H20 FB, 2.774%, (US0001M + 1.000%), 08/20/2063	3,104,738	0.3
3,948,382	Ginnie Mae Series 2013-H23 FA, 3.074%, (US0001M + 1.300%), 09/20/2063	4,002,781	0.4
550,913	Ginnie Mae Series 2013-H24 FB, 2.504%, (US0001M + 0.730%), 09/20/2063	552,712	0.1
2,793,200	Ginnie Mae Series 2014-115 EM, 4.000%, 08/20/2044	3,131,511	0.3
12,771,988	Ginnie Mae Series 2014-118 ZP, 4.000%, 08/20/2044	13,392,160	1.2
2,103,356 (1)	Ginnie Mae Series 2014-183 IM, 5.000%, 06/20/2035	397,323	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,395,749 (1)	Ginnie Mae Series 2014-30 ES, 3.235%, (-1.000*US0001M + 5.000%), 03/20/2040	459,340	0.0
10,538,545 (2)	Ginnie Mae Series 2015-10 Q, 2.310%, 10/20/2044	10,632,231	1.0
2,364,266 (1)	Ginnie Mae Series 2015-141 IX, 0.922%, (-0.714*US0001M + 2.142%), 06/20/2045	141,106	0.0
12,125,000	Ginnie Mae Series 2015-143 B, 3.500%, 04/20/2045	12,981,003	1.2
3,123,998 (1)	Ginnie Mae Series 2015-157 PI, 4.000%, 03/20/2044	441,865	0.0
9,109,444	Ginnie Mae Series 2015-27 PB, 3.000%, 08/20/2044	9,342,006	0.8
13,893,405 (1)	Ginnie Mae Series 2016-145 IU, 3.500%, 10/20/2046	2,190,482	0.2
6,128,418 (2)	Ginnie Mae Series 2016-5 AB, 4.675%, 01/20/2046	6,707,274	0.6
8,795,687	Ginnie Mae Series 2016-H08 FT, 2.494%, (US0001M + 0.720%), 02/20/2066	8,821,632	0.8
41,005,279	Ginnie Mae Series 2017-H23 FC, 2.224%, (US0001M + 0.450%), 11/20/2067	40,916,814	3.7
3,627,411	Ginnie Mae Series 2018-112 AL, 3.500%, 08/20/2048	3,718,881	0.3
2,071,419	Ginnie Mae Series 2019-29 AI, 5.000%, 07/20/2048	390,748	0.0
3,228,139	Ginnie Mae Series 2009-118 XZ, 5.000%, 12/20/2039	3,666,758	0.3
6,756,278	Ginnie Mae Series 2010-117 ZQ, 4.500%, 09/20/2040	7,633,120	0.7
7,875,000	Ginnie Mae Series 2011-69 HW, 4.000%, 04/20/2040	8,197,453	0.7
1,446,882 (1)	Ginnie Mae Series 2012-93 NS, 4.335%, (-1.000*US0001M + 6.100%), 07/20/2042	238,341	0.0
1,602,890 (1)	Ginnie Mae Series 2013-88 AI, 4.142%, (-1.000*US0001M + 5.850%), 06/20/2043	252,087	0.0
2,159,927 (1)	Ginnie Mae Series 2013-99 SK, 4.192%, (-1.000*US0001M + 5.900%), 07/20/2043	324,338	0.0
2,967,250 (1)	Ginnie Mae Series 2014-129 WS, 4.192%, (-1.000*US0001M + 5.900%), 09/20/2044	448,340	0.0
2,692,094 (1)	Ginnie Mae Series 2014-161 WS, 4.192%, (-1.000*US0001M + 5.900%), 11/20/2044	393,191	0.0
10,862,793 (1)	Ginnie Mae Series 2016-20 BS, 4.335%, (-1.000*US0001M + 6.100%), 02/20/2046	2,100,583	0.2
628,615	Ginnie Mae Series 2016-H20 FG, 2.474%, (US0001M + 0.700%), 08/20/2066	630,276	0.1
5,534,960	Ginnie Mae Series 2019-1 Z, 4.000%, 01/20/2049	5,677,197	0.5
1,674,282	Vendee Mortgage Trust 2011-2 DZ, 3.750%, 10/15/2041	1,774,976	0.2

	Total Collateralized Mortgage Obligations
	(Cost $557,765,492)	568,274,239	51 .2

U.S. GOVERNMENT AGENCY OBLIGATIONS: 61.3%
	Federal Home Loan Mortgage Corporation: 3.2%(5)
3,521,606	3.500%,07/01/2047	3,657,645	0.4
4,638,210	3.500%,12/01/2047	4,863,216	0.5
6,971,556	3.500%,03/01/2048	7,360,878	0.7
8,022,817	3.500%,11/01/2048	8,466,961	0.8
4,847,730	4.000%,07/01/2047	5,106,603	0.5
1,620,745	4.500%,08/01/2047	1,713,495	0.2
147,037	5.290%,10/01/2037	158,185	0.0
27,037	5.410%,07/01/2037	29,150	0.0
26,255	5.410%,08/01/2037	28,238	0.0
17,375	5.410%,08/01/2037	18,674	0.0
63,774	5.440%,01/01/2037	68,733	0.0
21,983	5.440%,02/01/2037	23,643	0.0
51,767	5.440%,04/01/2037	55,819	0.0
31,836	5.440%,09/01/2037	34,234	0.0
30,466	5.440%,02/01/2038	32,846	0.0
1,889	5.440%,06/01/2038	2,022	0.0
140,318	5.450%,12/01/2037	149,454	0.0
108,065	5.450%,12/01/2037	115,869	0.0
76,514	5.460%,05/01/2037	82,495	0.0
36,110	5.460%,08/01/2037	38,918	0.0
39,624	5.460%,01/01/2038	42,365	0.0
84,929	5.480%,08/01/2037	91,573	0.0
77,253	5.480%,10/01/2037	82,659	0.0
129,127	5.500%,08/01/2037	141,639	0.0
95,402	5.500%,11/01/2037	102,904	0.0
29,088	5.500%,04/01/2038	31,323	0.0
18,336	5.520%,10/01/2037	19,808	0.0
65,340	5.620%,12/01/2036	70,871	0.0
99,628	5.620%,03/01/2037	107,804	0.0
69,546	5.620%,08/01/2037	75,261	0.0
289,604	5.625%,12/01/2036	316,809	0.0
205,961	5.625%,01/01/2037	223,374	0.0
25,484	5.625%,02/01/2037	27,643	0.0
177,616	5.625%,03/01/2037	192,663	0.0
95,932	5.625%,06/01/2037	103,785	0.0
85,762	5.625%,07/01/2037	93,073	0.0
111,860	5.625%,02/01/2038	121,460	0.0
748,730	5.750%,09/01/2037	847,343	0.1
81,936	5.750%,10/01/2037	89,438	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation: (continued)
155,188	5.750%,11/01/2037	169,035	0.0
55,303	5.750%,12/01/2037	60,361	0.0
100,208	6.090%,12/01/2037	110,631	0.0
7,744	7.500%,01/01/2030	8,900	0.0
8,803	8.000%,01/01/2030	8,825	0.0
		35,146,625	3.2

	Federal National Mortgage Association: 1.2%(5)
8,667,162	4.000%,07/01/2056	9,291,556	0.9
384,105	5.290%,09/01/2037	413,499	0.1
346,369	5.290%,09/01/2037	365,171	0.1
306,825	5.290%,11/01/2037	328,121	0.0
85,427	5.290%,12/01/2037	87,361	0.0
274,400	5.290%,04/01/2038	288,862	0.0
57,756	5.350%,04/01/2029	63,244	0.0
41,759	5.350%,09/01/2029	45,877	0.0
71,668	5.390%,05/01/2038	80,420	0.0
283,988	5.440%,08/01/2047	301,246	0.0
168,703	5.440%,08/01/2047	175,768	0.0
163,883	5.440%,08/01/2047	173,860	0.0
293,754	5.440%,08/01/2047	306,426	0.0
180,098	5.440%,09/01/2047	187,677	0.0
484,878	5.440%,10/01/2047	515,441	0.1
96,107	5.440%,05/01/2048	101,839	0.0
109,756	5.620%,12/01/2036	116,403	0.0
188,551	5.740%,08/01/2037	196,286	0.0
49,060	5.875%,06/01/2035	50,208	0.0
151,686	5.890%,07/01/2047	160,706	0.0
105,618	5.890%,08/01/2047	111,882	0.0
114,033	5.890%,10/01/2047	121,368	0.0
25,915	5.900%,09/01/2028	28,069	0.0
81,255	6.600%,07/01/2027	86,560	0.0
41,763	6.600%,09/01/2027	42,641	0.0
32,349	6.600%,11/01/2027	32,636	0.0
27,230	6.600%,06/01/2028	27,338	0.0
		13,700,465	1.2

	Government National Mortgage Association: 49.5%
2,180,839	3.000%,04/20/2045	2,251,590	0.2
431,108	3.000%,11/20/2045	443,416	0.1
391,638	3.000%,12/20/2045	402,205	0.0
343,146	3.000%,12/20/2045	353,298	0.0
118,924	3.000%,12/20/2045	122,133	0.0
406,767	3.000%,01/20/2046	418,499	0.1
2,687,145	3.000%,04/20/2046	2,773,688	0.3
138,442,000 (6)	3.000%,01/20/2050	142,124,107	12.8
20,000,000 (6)	3.500%,10/20/2041	20,610,291	1.9
2,250,982	3.500%,04/20/2043	2,377,712	0.2
7,550,281	3.500%,04/20/2046	7,863,892	0.7
10,186,457	3.500%,03/20/2047	10,645,713	1.0
2,170,382	3.500%,07/20/2047	2,255,055	0.2
56,615,537	3.500%,12/20/2047	59,286,986	5.4
17,510,907	3.500%,01/20/2048	18,317,681	1.7
6,791,229	3.500%,02/20/2048	7,166,471	0.7
12,247,872	3.500%,02/20/2048	12,800,763	1.2
24,293,652	3.500%,03/20/2048	25,522,009	2.3
4,621,563	3.750%,05/20/2042	4,864,987	0.5
4,863,282	3.750%,05/20/2042	5,113,061	0.5
110,875	4.000%,05/20/2033	116,257	0.0
25,226	4.000%,08/15/2033	26,395	0.0
38,242	4.000%,01/15/2034	40,015	0.0
58,209	4.000%,03/15/2034	60,907	0.0
1,525,249	4.000%,05/20/2034	1,586,723	0.2
1,045,998	4.000%,07/20/2034	1,081,353	0.1
1,522,720	4.000%,07/20/2034	1,574,168	0.2
136,673	4.000%,08/20/2035	141,729	0.0
170,111	4.000%,05/15/2040	177,995	0.0
2,155,810	4.000%,09/20/2040	2,231,012	0.2
3,015,703	4.000%,07/20/2041	3,177,538	0.3
10,755,895	4.000%,08/20/2042	11,422,105	1.0
605,296	4.000%,09/15/2042	642,907	0.1
2,066,673	4.000%,10/20/2043	2,180,737	0.2
3,147,288	4.000%,12/20/2044	3,316,695	0.3
2,969,683	4.000%,01/20/2045	3,130,054	0.3
875,107	4.000%,06/20/2045	926,171	0.1
3,929,529	4.000%,07/20/2045	4,158,713	0.4
4,776,755	4.000%,09/20/2045	5,028,246	0.5
367,752	4.000%,12/20/2045	382,187	0.0
6,098,674	4.000%,01/20/2046	6,394,716	0.6
822,949	4.000%,01/20/2046	865,055	0.1
208,265	4.000%,02/20/2046	219,230	0.0
4,941,167	4.000%,03/20/2046	5,192,811	0.5
2,594,883	4.000%,04/20/2046	2,729,426	0.3
1,133,084	4.000%,08/20/2046	1,185,641	0.1
10,954,440	4.000%,09/20/2047	11,369,017	1.0
29,778,428	4.000%,04/20/2048	30,946,199	2.8
2,485,375	4.000%,10/20/2049	2,592,067	0.2
18,550,240	4.000%,11/20/2049	19,355,016	1.8
27,637,124	4.000%,12/20/2049	28,878,276	2.6
10,032,000 (6)	4.000%,01/20/2050	10,383,676	0.9
13,345	4.500%,07/20/2036	13,990	0.0
11,164	4.500%,08/20/2036	11,701	0.0
1,074,998	4.500%,10/15/2039	1,171,391	0.1
624,480	4.500%,11/15/2039	683,296	0.1
716,268	4.500%,11/15/2039	777,379	0.1
217,704	4.500%,12/15/2039	238,099	0.0
577,556	4.500%,01/15/2040	628,627	0.1
74,638	4.500%,01/20/2040	78,768	0.0
2,362,920	4.500%,02/15/2040	2,572,000	0.2
498,668	4.500%,06/15/2040	538,886	0.1
93,351	4.500%,07/20/2040	98,487	0.0
400,050	4.500%,08/20/2040	422,037	0.1
1,361,617	4.500%,09/20/2041	1,471,671	0.1
26,448,748	4.500%,11/20/2049	27,949,213	2.5
768,413	4.750%,06/15/2029	826,462	0.1
190,595	4.750%,01/15/2030	204,790	0.0
362,189	4.750%,09/15/2034	389,602	0.0
28,188	5.000%,03/20/2024	30,859	0.0
1,087,683	5.000%,04/20/2030	1,132,116	0.1
200,904	5.000%,07/15/2033	215,450	0.0
71,742	5.000%,03/15/2034	78,584	0.0
64,448	5.000%,04/15/2034	68,996	0.0
71,270	5.000%,01/15/2035	76,300	0.0
168,077	5.000%,03/15/2035	179,938	0.0
19,333	5.000%,03/15/2035	20,836	0.0
52,560	5.000%,04/15/2035	56,269	0.0
315,086	5.000%,04/15/2035	351,435	0.0
70,728	5.000%,04/15/2035	78,396	0.0
31,749	5.000%,05/15/2035	35,048	0.0
87,044	5.000%,05/20/2035	96,461	0.0
444,050	5.000%,11/20/2035	492,085	0.1
216,626	5.000%,04/20/2036	240,028	0.0
148,361	5.000%,02/15/2038	158,831	0.0
44,878	5.000%,06/20/2038	46,036	0.0
40,922	5.000%,08/20/2038	43,188	0.0
181,936	5.000%,10/20/2038	189,342	0.0
32,289	5.000%,11/20/2038	32,920	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association: (continued)
209,704	5.000%,01/20/2039	217,864	0.0
172,077	5.000%,02/15/2039	184,221	0.0
228,948	5.000%,03/15/2039	246,108	0.0
905,862	5.000%,11/15/2039	976,892	0.1
792,999	5.000%,11/15/2039	882,917	0.1
197,209	5.000%,11/15/2039	211,127	0.0
179,622	5.000%,04/15/2040	200,180	0.0
878,809	5.000%,09/15/2040	977,727	0.1
1,000,768	5.000%,07/20/2041	1,105,358	0.1
30,215	5.250%,01/15/2024	32,483	0.0
51,096	5.250%,06/15/2028	55,138	0.0
79,696	5.250%,06/15/2029	85,996	0.0
1,116,719	5.250%,01/20/2036	1,220,026	0.1
121,876	5.290%,07/20/2037	129,207	0.0
139,776	5.290%,08/20/2037	148,901	0.0
324,146	5.290%,08/20/2037	343,593	0.0
105,556	5.290%,09/20/2037	111,906	0.0
393,079	5.290%,09/20/2037	416,689	0.1
122,458	5.290%,01/20/2038	129,819	0.0
9,739	5.350%,01/15/2029	10,432	0.0
22,898	5.350%,01/20/2029	24,272	0.0
4,403	5.350%,02/20/2029	4,644	0.0
96,479	5.350%,04/20/2029	102,338	0.0
35,958	5.350%,06/20/2029	38,145	0.0
44,941	5.350%,10/20/2029	47,675	0.0
127,501	5.390%,05/15/2038	136,853	0.0
237,186	5.390%,08/20/2038	260,802	0.0
163,522	5.390%,09/15/2038	175,514	0.0
97,737	5.390%,02/15/2040	107,759	0.0
65,711	5.500%,08/15/2024	67,717	0.0
24,653	5.500%,08/20/2024	26,193	0.0
723	5.500%,04/20/2029	769	0.0
290,936	5.500%,09/15/2029	311,298	0.0
171,297	5.500%,10/15/2029	183,290	0.0
44,596	5.500%,12/20/2032	50,209	0.0
154,760	5.500%,08/20/2033	174,252	0.0
68,733	5.500%,11/20/2033	69,728	0.0
43,099	5.500%,12/20/2033	48,507	0.0
69,375	5.500%,03/20/2034	70,390	0.0
201,724	5.500%,04/20/2034	211,513	0.0
255,608	5.500%,04/20/2034	287,672	0.0
183,997	5.500%,06/20/2034	195,677	0.0
90,171	5.500%,06/20/2034	92,014	0.0
93,715	5.500%,07/20/2034	99,652	0.0
112,695	5.500%,01/20/2035	116,520	0.0
196,705	5.500%,05/15/2035	211,095	0.0
56,900	5.500%,05/20/2035	60,504	0.0
59,255	5.500%,06/20/2035	62,946	0.0
381,332	5.500%,07/15/2035	411,739	0.0
321,280	5.500%,08/15/2035	349,716	0.0
224,642	5.500%,09/20/2035	240,147	0.0
160,709	5.500%,04/15/2036	172,574	0.0
57,233	5.500%,06/20/2036	63,848	0.0
13,224	5.500%,06/20/2038	14,115	0.0
26,028	5.500%,08/20/2038	27,790	0.0
24,309	5.500%,09/20/2038	25,895	0.0
2,792	5.500%,10/20/2038	2,925	0.0
44,999	5.500%,11/20/2038	48,081	0.0
3,782	5.500%,12/20/2038	4,023	0.0
91,580	5.500%,01/15/2039	98,346	0.0
6,177	5.500%,01/20/2039	6,451	0.0
85,900	5.500%,03/20/2039	89,940	0.0
30,543	5.500%,06/15/2039	32,795	0.0
17,510	5.500%,06/20/2039	18,349	0.0
43,126	5.500%,10/20/2039	47,934	0.0
265,555	5.500%,09/15/2040	286,592	0.0
132,985	5.740%,08/20/2037	143,112	0.0
72,514	5.740%,08/20/2037	78,021	0.0
353,962	5.740%,09/20/2037	380,672	0.0
263,791	5.740%,09/20/2037	283,819	0.0
86,587	5.740%,09/20/2037	93,162	0.0
411,985	5.740%,10/20/2037	453,490	0.1
98,261	5.740%,04/20/2038	105,716	0.0
91,133	5.750%,11/15/2024	94,349	0.0
757,082	5.750%,07/15/2029	812,350	0.1
559,549	5.750%,08/15/2029	599,456	0.1
81,400	5.750%,11/15/2029	87,251	0.0
684,151	5.750%,11/15/2029	734,032	0.1
13,042	5.900%,03/20/2028	14,123	0.0
36,930	5.900%,05/20/2028	40,024	0.0
38,120	5.900%,09/20/2028	41,305	0.0
1,346,840	5.970%,11/15/2031	1,345,146	0.1
23,896	6.000%,01/20/2024	24,217	0.0
83,663	6.000%,10/15/2025	92,450	0.0
173,179	6.000%,04/15/2026	186,668	0.0
42,678	6.000%,10/20/2027	46,473	0.0
152,667	6.000%,05/15/2029	162,989	0.0
169,528	6.000%,07/15/2029	184,887	0.0
79,615	6.000%,10/20/2034	91,031	0.0
160,095	6.000%,03/15/2037	183,238	0.0
14,648	6.000%,05/20/2038	15,797	0.0
112,769	6.000%,08/20/2038	121,984	0.0
22,820	6.000%,09/20/2038	24,659	0.0
56,225	6.000%,10/20/2038	62,944	0.0
75,628	6.000%,11/15/2038	83,369	0.0
164,228	6.000%,12/15/2038	181,051	0.0
79,702	6.000%,12/15/2038	87,860	0.0
447,179	6.000%,08/15/2039	497,817	0.1
329,896	6.000%,08/15/2039	367,610	0.0
32,726	6.490%,01/15/2028	36,075	0.0
29,332	6.500%,07/20/2029	33,137	0.0
50,211	6.500%,07/20/2032	51,310	0.0
155,098	6.500%,02/15/2034	166,193	0.0
426	6.500%,09/20/2034	447	0.0
9,809	7.500%,08/20/2027	11,224	0.0
		549,811,361	49.5

	Uniform Mortgage-Backed Securities: 7.4%
20,591,639	3.000%,10/01/2049	20,920,619	1.9
4,188,552	3.000%,12/01/2049	4,247,709	0.4
10,110,012	3.500%,12/01/2047	10,485,698	1.0
4,340,152	4.000%,06/01/2048	4,531,071	0.4
9,550,517	4.000%,03/01/2049	9,922,804	0.9
9,112,557	3.500%,05/01/2048	9,448,117	0.9
11,652,642	4.000%,05/01/2042	12,483,609	1.1
1,399,828	4.000%,05/01/2045	1,482,607	0.2
498,715	4.250%,08/01/2035	527,844	0.1
471,692	4.750%,11/01/2034	511,646	0.1
262,698	4.750%,11/01/2034	279,467	0.0
369,562	4.750%,02/01/2035	398,769	0.1
637,635	4.750%,04/01/2035	694,605	0.1
580,253	4.750%,05/01/2035	621,075	0.1
832,422	4.750%,07/01/2035	909,545	0.1
136,728	4.750%,07/01/2035	144,904	0.0
141,862	5.000%,02/01/2033	151,661	0.0
133,380	5.000%,07/01/2033	142,579	0.0
88,140	5.000%,03/01/2036	94,364	0.0
284,962	5.000%,05/01/2036	306,467	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities: (continued)
98,180	5.030%,05/01/2037	105,195	0.0
152,094	5.030%,09/01/2037	162,763	0.0
49,998	5.155%,11/01/2036	53,564	0.0
170,711	5.155%,01/01/2037	182,774	0.0
76,035	5.250%,04/01/2032	81,747	0.0
150,084	5.250%,04/01/2032	161,326	0.0
132,999	5.280%,11/01/2036	142,682	0.0
28,240	5.280%,11/01/2036	30,276	0.0
47,662	5.280%,01/01/2037	51,082	0.0
206,932	5.290%,08/01/2037	222,082	0.0
337,419	5.290%,09/01/2037	361,991	0.0
77,781	5.290%,09/01/2037	83,496	0.0
54,721	5.300%,09/01/2036	58,791	0.0
22,854	5.300%,10/01/2036	24,523	0.0
32,904	5.300%,10/01/2036	35,277	0.0
93,015	5.300%,12/01/2036	99,684	0.0
126,533	5.300%,12/01/2036	135,947	0.0
69,846	5.300%,02/01/2037	75,064	0.0
92,587	5.300%,05/01/2037	99,588	0.0
340,322	5.300%,08/01/2037	368,210	0.0
134,598	5.390%,12/01/2037	144,840	0.0
269,730	5.405%,11/01/2036	290,501	0.0
241,738	5.405%,02/01/2037	259,637	0.0
99,127	5.740%,07/01/2037	107,884	0.0
134,333	5.740%,08/01/2037	146,574	0.0
16,628	7.500%,05/01/2028	16,652	0.0
		81,807,310	7.4

	Total U.S.Government Agency Obligations
	(Cost $675,834,678)	680,465,761	61 .3

ASSET-BACKED SECURITIES: 0.3%
	Other Asset-Backed Securities: 0.3%
279,194 (2)	Fannie Mae Grantor Trust 2003-T4 2A6, 4.657%, 07/26/2033	294,382	0.1
100,094 (2)	Fannie Mae REMIC Trust 2001-W4 AF6, 5.610%, 01/25/2032	106,404	0.0
52,123 (2)	Fannie Mae REMIC Trust 2002-W12 AF6, 5.066%, 02/25/2033	53,320	0.0
65,934 (2)	Fannie Mae REMIC Trust 2002-W2 AF6, 6.488%, 05/25/2032	69,760	0.0
2,243,100	Fannie Mae Grantor Trust 2001-T9 A1, 2.012%, (US0001M + 0.220%), 09/25/2031	2,206,755	0.2

	Total Asset-Backed Securities
	(Cost $2,720,599)	2,730,621	0.3

COMMERCIAL MORTGAGE-BACKED SECURITIES: 0.3%
526,468 (2)	Ginnie Mae 2004-23 Z, 5.546%, 03/16/2044	556,496	0.1
6,562,340 (1),(2)	Ginnie Mae 2006-67 IO, 0.564%, 11/16/2046	22,825	0.0
626,291 (2)	Ginnie Mae 2007-52 Z, 4.350%, 01/16/2048	657,686	0.1
1,091,267	Ginnie Mae 2008-39 Z, 4.500%, 02/16/2048	1,141,006	0.1
237,654 (1),(2)	Ginnie Mae 2008-45 IO, 0.852%, 02/16/2048	452	0.0
443,001 (2)	Ginnie Mae 2009-115 D, 4.592%, 01/16/2050	457,335	0.0
2,774,786 (1),(2)	Ginnie Mae 2010-122 IO, 0.296%, 02/16/2044	15,036	0.0
63,945 (1),(2)	Ginnie Mae 2010-123 IA, 2.050%, 10/16/2052	1,021	0.0
21,902,374 (1),(2)	Ginnie Mae 2011-47 IO, 0.058%, 01/16/2051	79,928	0.0
270,781 (2)	Ginnie Mae 2011-53 B, 3.934%, 05/16/2051	276,040	0.0

	Total Commercial Mortgage-Backed Securities
	(Cost $3,528,507)	3,207,825	0.3

	Total Investments in Securities (Cost $1,239,849,276)	$1,254,678,446	113 .1
	Liabilities in Excess of Other Assets	(145,194,789)	(13 .1)
	Net Assets	$1,109,483,657	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(2)	Variable rate security. Rate shown is the rate in effect as of December 31, 2019.
(3)	Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2019.
(4)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(6)	Settlement is on a when-issued or delayed-delivery basis.

Reference Rate Abbreviations:
H15T1Y	U.S. Treasury 1-Year Constant Maturity
US0001M	1-month LIBOR

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2019
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$–	$568,274,239	$–	$568,274,239
U.S. Government Agency Obligations	–	680,465,761	–	680,465,761
Asset-Backed Securities	–	2,730,621	–	2,730,621
Commercial Mortgage-Backed Securities	–	3,207,825	–	3,207,825
Total Investments, at fair value	$–	$1,254,678,446	$–	$1,254,678,446
Other Financial Instruments+
Futures	2,286,587	–	–	2,286,587
Total Assets	$2,286,587	$1,254,678,446	$–	$1,256,965,033
Liabilities Table
Other Financial Instruments+
Futures	$(64,511)	$–	$–	$(64,511)
Total Liabilities	$(64,511)	$–	$–	$(64,511)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2019, the following futures contracts were outstanding for Voya GNMA Income Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	106	03/31/20	$22,843,000	$(9,791)
U.S. Treasury 5-Year Note	192	03/31/20	22,773,000	(54,720)
			$45,616,000	$(64,511)
Short Contracts:
U.S. Treasury 10-Year Note	(932)	03/20/20	(119,689,188)	1,011,386
U.S. Treasury Long Bond	(401)	03/20/20	(62,518,406)	1,275,201
			$(182,207,594)	$2,286,587

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (Continued)

At December 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,241,829,346.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$19,443,180
Gross Unrealized Depreciation	(4,372,004)
Net Unrealized Appreciation	$15,071,176